COMMON SHARES & TREASURY SHARES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Shares & Treasury Shares [Abstract]
Balance as of 1 January	312.9	15.3	0
Additions	0	312.9	15.3
Cancellations	0	(15.3)	0
Disposals	0	0	0
Balance as of 31 December	312.9	312.9	15.3
Balance as of 1 January	$ 0	$ 0	$ 0
Additions	0	0	0
Cancellations	0	0	0
Disposals	0	0	0
Balance as of 31 December	$ 0	$ 0	$ 0
Balance as of 1 January	0.50%	0.20%	0.00%
Additions	0.00%	0.50%	0.20%
Cancellations	(0.00%)	(0.20%)	(0.00%)
Disposals	0.00%	0.00%	0.00%
Balance as of 31 December	0.50%	0.50%	0.20%